Stock-Based Compensation (Fair Value Assumption Of The Stock Acquisition Rights) (Details) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member])	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.29%	0.23%
Expected volatility	44.96%	43.97%
Expected term, in years	4	4
Expected dividend yield	3.13%	2.91%